LONG-TERM INVESTMENTS - Cost Method Investments (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Apr. 30, 2016
Cost method investments
Cost method investments				¥ 69,621,700
Proceed from sale of equity interest		$ 799,047	¥ 5,500,000
Gain recognized from disposal of long-term investment		$ 232,450	¥ 1,600,000
Beijing Empower Education Online Co., Ltd. ("EEO")
Cost method investments
Cost method investments				32,500,000
Percentage of equity interest					8.33%
Cash consideration				32,500,000
Medicine (Beijing) Education Technology Ltd. ("MDS")
Cost method investments
Cost method investments				¥ 5,100,000
Percentage of equity interest		15.00%		15.00%
Cash consideration				¥ 9,000,000
Percentage of equity interest sold out	6.50%
Proceed from sale of equity interest	¥ 5,500,000
Gain recognized from disposal of long-term investment	¥ 1,600,000
ApplySquare Education & Technology Co., Ltd. ("ApplySquare")
Cost method investments
Cost method investments				¥ 19,721,700
Percentage of equity interest		9.00%		9.00%
Cash consideration		$ 3,000,000		¥ 19,721,700
Beijing GlobalWisdom Information Technology Co., Ltd. ("GlobalWisdom")
Cost method investments
Cost method investments				¥ 12,300,000
Percentage of equity interest		8.20%		8.20%
Cash consideration				¥ 12,300,000